Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$9,722,301.04	0.0582243	$-	-	$9,722,301.04
Class B Notes	$25,250,000.00	1.0000000	$24,461,749.38	0.9687822	$788,250.62
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$103,202,301.04	0.0761944	$92,691,749.38	0.0684345	$10,510,551.66

Weighted Avg. Coupon (WAC)	5.18%		5.20%
Weighted Avg. Remaining Maturity (WARM)	19.46		18.66
Pool Receivables Balance	$132,090,486.07		$121,394,287.20
Remaining Number of Receivables	22,473		21,548

Adjusted Pool Balance	$130,496,263.72		$119,985,712.06

III. COLLECTIONS

Principal:
Principal Collections	$10,552,513.33
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$146,254.93
Total Principal Collections	$10,698,768.26

Interest:
Interest Collections	$572,826.03
Late Fees & Other Charges	$43,877.19
Interest on Repurchase Principal	$-
Total Interest Collections	$616,703.22

Collection Account Interest	$662.46
Reserve Account Interest	$430.94
Servicer Advances	$-

Total Collections	$11,316,564.88

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,316,564.88
Reserve Account Release	$-
Total Available for Distribution	$11,316,564.88

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$110,075.41		$110,075.41	$110,075.41
Collection Account Interest					$662.46
Late Fees & Other Charges					$43,877.19
Total due to Servicer					$154,615.06

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$7,696.82		$7,696.82

Total Class A interest:		$7,696.82		$7,696.82	$7,696.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$10,990,608.08

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$10,510,551.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,722,301.04
Class A Notes Total:		$9,722,301.04		$9,722,301.04
Class B Notes Total:		$788,250.62		$788,250.62
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$10,510,551.66		$10,510,551.66

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					480,056.42

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,594,222.35
Beginning Period Amount	$1,594,222.35
Current Period Amortization	$185,647.21
Ending Period Required Amount	$1,408,575.14
Ending Period Amount	$1,408,575.14
Next Distribution Date Amount	$1,236,731.93

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	20.92%	22.75%	22.75%

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	43
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.48%	21,004	96.23%	$116,811,857.69
30 - 60 Days	1.94%	418	2.83%	$3,436,618.82
61 - 90 Days	0.50%	107	0.80%	$974,213.90
91 + Days	0.09%	19	0.14%	$171,596.79
		21,548		$121,394,287.20
Total
Delinquent Receivables 61 + days past due	0.58%	126	0.94%	$1,145,810.69
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.55%	123	0.82%	$1,088,775.86
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.42%	98	0.61%	$880,910.62
Three-Month Average Delinquency Ratio	0.52%		0.79%

Repossession in Current Period		17		$152,819.98
Repossession Inventory		39		$82,239.91

Charge-Offs
Gross Principal of Charge-Off for Current Period				$143,685.54
Recoveries				$(146,254.93)
Net Charge-offs for Current Period				$(2,569.39)

Beginning Pool Balance for Current Period				$132,090,486.07

Net Loss Ratio				-0.02%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				-1.03%
Three-Month Average Net Loss Ratio for Current Period				-0.34%

Cumulative Net Losses for All Periods				$9,709,084.71
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$818,180.06
Number of Extensions				86